COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES
28.	COMMITMENTS AND CONTINGENCIES

Purchase commitment

As of December 31, 2023, the Group has future minimum purchase commitment related to the purchase of vehicles, research and development services and other operating expenses. Total purchase obligations contracted but not yet reflected in the consolidated and combined financial statements as of December 31, 2023 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Purchase commitment	179,490	2,511	182,001

Capital commitment

Total capital expenditures contracted but not yet reflected in the consolidated and combined financial statements as of December 31, 2023 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Capital expenditure commitment(i)	59,304	264	59,568
(i)Represents the capital commitment on the construction of the Group’s corporate buildings, leasehold improvements,molds and tooling.